Dynamic Energy Income Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Dynamic Energy Income Fund
(the "Fund") is to seek to achieve high income generation and long-term growth of capital.

Fees and Expenses of the Fund:
This table describes the fees and expenses that
you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dynamic Energy Income Fund	Dynamic Energy Income Fund - Class I Shares	Dynamic Energy Income Fund - Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dynamic Energy Income Fund		Dynamic Energy Income Fund - Class I Shares	Dynamic Energy Income Fund - Class II Shares
Management Fees		0.95%	0.95%
Shareholder Servicing Fee		none	0.25%
Other Expenses		9.48%	9.73%	[1]
Total Annual Fund Operating Expenses		10.43%	10.68%
Fee Waivers and Reimbursements	[2]	(9.28%)	(9.28%)
Total Annual Fund Operating Expenses After Fee Waiver		1.15%	1.40%
[1]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Class I Shares and 1.40% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example Dynamic Energy Income Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Dynamic Energy Income Fund - Class I Shares	117	2,035	3,898	7,741
Dynamic Energy Income Fund - Class II Shares	143	2,100	3,989	7,848

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59.98% of the average value of its portfolio.

Principal Investment Strategy:
The Fund invests, under normal market conditions,
at least 80% of its assets in equity securities of energy and utility companies.
Energy companies are involved primarily in the exploration, development, production, sale and distribution of oil and natural gas and/or other commodities such as fossil fuels, metals, minerals, wind and their by-products.
Utility companies are energy-related companies and may be involved in multiple aspects of the development and distribution of power and water resources and/or the development of energy pipelines. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund intends to invest primarily in
U.S., Canadian and other foreign energy and utility companies, and in equity securities of Canadian income trusts to the extent permitted by applicable law.
When investing in an income trust, Goodman & Company NY, Ltd. (the
"Sub-Adviser") purchases an equity investment vehicle designed to distribute cash flow from an underlying business to investors.

Techniques such as fundamental analysis may be used to assess capacity for income generation and capital appreciation. In conducting fundamental analysis of companies and income trusts that are being considered for purchase by the
Fund, the management team evaluates the financial condition and management of a company or project, its industry and the overall economy. As part of this evaluation, the
Sub-Adviser may:

• analyze financial data and other information sources;

• assess the quality of management; and

• conduct company interviews, where possible.

Principal Risks of Investing in the Fund:
Since it purchases equity securities
and income trust units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust unit prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect the value of the Fund's investments.

The Fund is also subject to the risk that its primary market segment, investments in securities of companies involved in energy or related activities, may underperform other market segments or the equity markets as a whole.
Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the
Canadian stock market, on the relative exchange rates of the U.S. dollar and the
Canadian dollar, U.S. and Canadian political and economic developments, and U.S.
and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The
Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the
Canadian economy.

A Canadian income trust is an investment trust that holds assets that are income producing, the income from which is passed on to its security holders. The potential benefit of an income trust is its ability to generate constant cash flows. Income trusts have the potential to deliver higher yields than bonds.
During periods of low interest rates, income trusts may achieve higher yields compared with cash investments. During periods of high interest rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates. Canadian income trusts focused in the oil or gas industry are commonly referred to as energy income trusts or oil and gas royalty trusts. Canadian income trusts focused on activities in the power generation or distribution, water and pipeline industries are commonly referred to as utility income trusts.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund's investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities.
Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking income generation and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of companies involved in energy or related activities.

Performance Information:
The bar chart and performance table below provide an
indication of the risks of an investment in the Fund by showing the Fund's performance for its first full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for
Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus. Updated performance information is available at www.dundeewealthus.com or by calling
1-888-572-0968.

Annual Return for the Year Ended December 31

Best Quarter                                   Worst Quarter

December 31, 2010       14.05 %   June 30, 2010        (9.05)%

After-tax returns are
calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Dynamic Energy Income Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Standard & Poor's/Toronto Stock Exchange Capped Energy Trust	Standard & Poor's/Toronto Stock Exchange Capped Energy Trust (reflects no deductions for fees, expenses or taxes)	[1]	36.68%	50.35%	Aug 18, 2009
Standard & Poor's/Toronto Stock Exchange Capped Energy Index	Standard & Poor's/Toronto Stock Exchange Capped Energy Index (reflects no deduction for fees, expenses or taxes)	[1]	17.86%	29.40%	Aug 18, 2009
Dynamic Energy Income Fund - Class I Shares	Before Taxes		23.12%	36.48%	Aug 18, 2009	[2]
Dynamic Energy Income Fund - Class I Shares After Taxes on Distributions	After Taxes on Distributions		22.35%	34.73%	Aug 18, 2009	[2]
Dynamic Energy Income Fund - Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares		16.03%	30.65%	Aug 18, 2009	[2]
[1]	On February 2, 2011, the Board of Trustees approved a change in benchmark for the Fund from the Standard & Poor's/Toronto Stock Exchange Capped Energy Trust Index ("Prior Index") to the Standard & Poor's/Toronto Stock Exchange Capped Energy Index. This change was made in light of the conversion of the income trust constituent holdings of the Prior Index to corporations and the anticipated discontinuation of the Prior Index.
[2]	While the Fund commenced operations on August 14, 2009, the Fund began investing consistent with its investment objective on August 18, 2009.

Mount Lucas U.S. Focused Equity Fund
SUMMARY SECTION
Investment Objective:
The investment objective of the Mount Lucas U.S. Focused
Equity Fund (the "Fund") is to seek long-term capital appreciation.

Fees and Expenses of the Fund:
This table describes the fees and expenses that
you pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Mount Lucas U.S. Focused Equity Fund	Mount Lucas U.S. Focused Equity Fund - Class I Shares	Mount Lucas U.S. Focused Equity Fund - Class II Shares
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mount Lucas U.S. Focused Equity Fund		Mount Lucas U.S. Focused Equity Fund - Class I Shares	Mount Lucas U.S. Focused Equity Fund - Class II Shares
Management Fees		0.75%	0.75%
Shareholder Servicing Fee		none	0.25%
Other Expenses		2.64%	2.89%	[1]
Total Annual Fund Operating Expenses	[2]	3.39%	3.64%
Fee Waivers and Reimbursements	[2]	(2.44%)	(2.44%)
Total Annual Fund Operating Expenses After Fee Waiver		0.95%	1.20%
[1]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[2]	The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until January 31, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example Mount Lucas U.S. Focused Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Mount Lucas U.S. Focused Equity Fund - Class I Shares	97	814	1,554	3,511
Mount Lucas U.S. Focused Equity Fund - Class II Shares	122	888	1,675	3,738

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 120.20% of the average value of its portfolio.

Principal Investment Strategy:
The Fund invests, under normal market conditions,
in U.S. common stocks and other equity securities. The Fund will invest at least
80% of its assets in U.S. common stocks and equity securities. The Fund's sub-adviser, Mount Lucas Management LP (the "Sub-Adviser"), selects investments for the Fund based upon a proprietary equity model developed by the firm's principals that screens and ranks stocks within the S&P 500® Index. The
Sub-Adviser's approach is purely quantitative. The computer equity model identifies stocks for purchase using a combination of fundamental value and price momentum criteria. Price momentum is calculated as the percentage change in the price of a stock between two dates. These securities may be traded over-the-counter or listed on an exchange.

The Sub-Adviser's strategy maintains a focus on the large-cap universe and seeks to capitalize on the Sub-Adviser's belief that several ideas can lead to returns greater than the S&P 500® Index: deep value stocks may outperform the market over the long-term, momentum can persist within the market, fewer stocks in a strategy may be beneficial, a long-term investment horizon is necessary because strategies need time to work, and asset weighted portfolio construction may hurt returns in the long-run.

Principal Risks of Investing in the Fund:
Since it purchases equity securities,
the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment, investments in large value companies, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the
Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The Fund is non-diversified and invests in a limited number of securities, typically 20 to 40 stocks. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing.

Performance Information:
The bar chart and performance table below provide an
indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for
Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

The bar chart and performance table below provide an
indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Annual Returns for the Years Ended December 31

Best Quarter                        Worst Quarter

June 30, 2009      26.55 %   December 31, 2008      (24.89)%

After-tax returns are
calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Mount Lucas U.S. Focused Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S&P 500 Index	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	(4.04%)	Oct 1, 2007
Mount Lucas U.S. Focused Equity Fund - Class I Shares	Before Taxes	24.49%	(2.76%)	Oct 1, 2007	[1]
Mount Lucas U.S. Focused Equity Fund - Class I Shares After Taxes on Distributions	After Taxes on Distributions	24.38%	(3.06%)	Oct 1, 2007	[1]
Mount Lucas U.S. Focused Equity Fund - Class I Shares After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	16.07%	(2.45%)	Oct 1, 2007	[1]
[1]	While the Fund commenced operations on September 28, 2007, the Fund began investing consistent with its investment objective on October 1, 2007.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	DundeeWealth Funds
Central Index Key	dei_EntityCentralIndexKey	0001365151
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 2, 2011
ProspectusDate	rr_ProspectusDate	Feb 1, 2011
Dynamic Energy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Dynamic Energy Income Fund
(the "Fund") is to seek to achieve high income generation and long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Class I Shares and 1.40% for Class II Shares until March 13, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59.98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.98%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions,
at least 80% of its assets in equity securities of energy and utility companies.
Energy companies are involved primarily in the exploration, development, production, sale and distribution of oil and natural gas and/or other commodities such as fossil fuels, metals, minerals, wind and their by-products.
Utility companies are energy-related companies and may be involved in multiple aspects of the development and distribution of power and water resources and/or the development of energy pipelines. The Fund may invest in U.S., Canadian and other foreign companies of any size, including small and mid capitalization companies, in order to achieve its objective.

To achieve its investment objective, the Fund intends to invest primarily in
U.S., Canadian and other foreign energy and utility companies, and in equity securities of Canadian income trusts to the extent permitted by applicable law.
When investing in an income trust, Goodman & Company NY, Ltd. (the
"Sub-Adviser") purchases an equity investment vehicle designed to distribute cash flow from an underlying business to investors.

Techniques such as fundamental analysis may be used to assess capacity for income generation and capital appreciation. In conducting fundamental analysis of companies and income trusts that are being considered for purchase by the
Fund, the management team evaluates the financial condition and management of a company or project, its industry and the overall economy. As part of this evaluation, the
Sub-Adviser may:

• analyze financial data and other information sources;

• assess the quality of management; and

• conduct company interviews, where possible.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	To achieve its investment objective, the Fund intends to invest primarily in U.S., Canadian and other foreign energy and utility companies, and in equity securities of Canadian income trusts to the extent permitted by applicable law.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
Since it purchases equity securities
and income trust units that trade on stock exchanges, the Fund is subject to the risk that equity security and income trust unit prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, investments in foreign securities are generally denominated in foreign currency.
As a result, changes in the value of those currencies compared to the U.S.
dollar may affect the value of the Fund's investments.

The Fund is also subject to the risk that its primary market segment, investments in securities of companies involved in energy or related activities, may underperform other market segments or the equity markets as a whole.
Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The small and mid capitalization companies and income trusts the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund's securities may go up or down in value depending on changes in the
Canadian stock market, on the relative exchange rates of the U.S. dollar and the
Canadian dollar, U.S. and Canadian political and economic developments, and U.S.
and Canadian laws relating to investments in Canada. Canadian securities may also be less liquid, more volatile and harder to value than U.S. securities. The
Canadian economy is highly dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the
Canadian economy.

A Canadian income trust is an investment trust that holds assets that are income producing, the income from which is passed on to its security holders. The potential benefit of an income trust is its ability to generate constant cash flows. Income trusts have the potential to deliver higher yields than bonds.
During periods of low interest rates, income trusts may achieve higher yields compared with cash investments. During periods of high interest rates, the opposite may be true. Income trusts may experience losses during periods of both low and high interest rates. Canadian income trusts focused in the oil or gas industry are commonly referred to as energy income trusts or oil and gas royalty trusts. Canadian income trusts focused on activities in the power generation or distribution, water and pipeline industries are commonly referred to as utility income trusts.

Dividends are not fixed and the level of dividends may vary over time. There is no guarantee that the issuers of the Fund's investments will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

The Fund is non-diversified and invests in a limited number of securities.
Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

The Fund should only be purchased by investors seeking income generation and long-term growth of capital who can withstand the share price volatility of equity investing with a focus on global stocks of companies involved in energy or related activities.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and invests in a limited number of securities. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below provide an
indication of the risks of an investment in the Fund by showing the Fund's performance for its first full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for
Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus. Updated performance information is available at www.dundeewealthus.com or by calling
1-888-572-0968.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for its first full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Return for the Year Ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter                                   Worst Quarter

December 31, 2010       14.05 %   June 30, 2010        (9.05)%

Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	On February 2, 2011, the Board of Trustees approved a change in benchmark for the Fund from the Standard & Poor's/Toronto Stock Exchange Capped Energy Trust Index ("Prior Index") to the Standard & Poor's/Toronto Stock Exchange Capped Energy Index. This change was made in light of the conversion of the income trust constituent holdings of the Prior Index to corporations and the anticipated discontinuation of the Prior Index.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are
calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Dynamic Energy Income Fund | Dynamic Energy Income Fund - Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWEIX
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	9.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.43%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(9.28%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,035
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,898
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	7,741
Annual Return 2010	rr_AnnualReturn2010	23.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.05%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	36.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009	[2]
Dynamic Energy Income Fund | Dynamic Energy Income Fund - Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	34.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009	[2]
Dynamic Energy Income Fund | Dynamic Energy Income Fund - Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	30.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009	[2]
Dynamic Energy Income Fund | Dynamic Energy Income Fund - Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	9.73%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	10.68%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(9.28%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	2,100
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,989
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	7,848
Dynamic Energy Income Fund | Standard & Poor's/Toronto Stock Exchange Capped Energy Trust
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's/Toronto Stock Exchange Capped Energy Trust (reflects no deductions for fees, expenses or taxes)	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	36.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	50.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009
Dynamic Energy Income Fund | Standard & Poor's/Toronto Stock Exchange Capped Energy Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's/Toronto Stock Exchange Capped Energy Index (reflects no deduction for fees, expenses or taxes)	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	29.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2009
Mount Lucas U.S. Focused Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective:
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Mount Lucas U.S. Focused
Equity Fund (the "Fund") is to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that
you pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until January 31, 2012.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 120.20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.20%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions,
in U.S. common stocks and other equity securities. The Fund will invest at least
80% of its assets in U.S. common stocks and equity securities. The Fund's sub-adviser, Mount Lucas Management LP (the "Sub-Adviser"), selects investments for the Fund based upon a proprietary equity model developed by the firm's principals that screens and ranks stocks within the S&P 500® Index. The
Sub-Adviser's approach is purely quantitative. The computer equity model identifies stocks for purchase using a combination of fundamental value and price momentum criteria. Price momentum is calculated as the percentage change in the price of a stock between two dates. These securities may be traded over-the-counter or listed on an exchange.

The Sub-Adviser's strategy maintains a focus on the large-cap universe and seeks to capitalize on the Sub-Adviser's belief that several ideas can lead to returns greater than the S&P 500® Index: deep value stocks may outperform the market over the long-term, momentum can persist within the market, fewer stocks in a strategy may be beneficial, a long-term investment horizon is necessary because strategies need time to work, and asset weighted portfolio construction may hurt returns in the long-run.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock
Since it purchases equity securities,
the Fund is subject to the risk that equity security prices will fall over short or extended periods of time. Price volatility is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment, investments in large value companies, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

The Sub-Adviser believes that value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the
Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causing the intrinsic value of the stock to decline.

The Fund is non-diversified and invests in a limited number of securities, typically 20 to 40 stocks. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.

This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing.

Risk, Lose Money	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified and invests in a limited number of securities, typically 20 to 40 stocks. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below provide an
indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. Performance for
Class II Shares is not shown because Class II Shares of the Fund had not commenced operations as of the date of this prospectus. Updated performance information is available at www.dundeewealthus.com or by calling 1-888-572-0968.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below provide an indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-572-0968
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dundeewealthus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and performance table below provide an
indication of the risks of an investment in the Fund by showing the Fund's performance for each full calendar year since its inception and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Annual Return, Caption	rr_AnnualReturnCaption	Annual Returns for the Years Ended December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter                        Worst Quarter

June 30, 2009      26.55 %   December 31, 2008      (24.89)%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs")
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are
calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs") Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2010
Mount Lucas U.S. Focused Equity Fund | Mount Lucas U.S. Focused Equity Fund - Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BMLEX
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%	[5]
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.44%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	814
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,554
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,511
Annual Return 2008	rr_AnnualReturn2008	(43.92%)
Annual Return 2009	rr_AnnualReturn2009	37.27%
Annual Return 2010	rr_AnnualReturn2010	24.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.89%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.76%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007	[6]
Mount Lucas U.S. Focused Equity Fund | Mount Lucas U.S. Focused Equity Fund - Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.06%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007	[6]
Mount Lucas U.S. Focused Equity Fund | Mount Lucas U.S. Focused Equity Fund - Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.45%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007	[6]
Mount Lucas U.S. Focused Equity Fund | Mount Lucas U.S. Focused Equity Fund - Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (charged on any redemption or exchange within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.89%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.64%	[5]
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.44%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	888
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,675
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,738
Mount Lucas U.S. Focused Equity Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.04%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007

[1]	The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.15% for Class I Shares and 1.40% for Class II Shares until March 13, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[2]	While the Fund commenced operations on August 14, 2009, the Fund began investing consistent with its investment objective on August 18, 2009.
[3]	"Other Expenses" for Class II Shares, which had not commenced operations as of the date of this prospectus, are estimated based on Class I Shares for the current fiscal year.
[4]	On February 2, 2011, the Board of Trustees approved a change in benchmark for the Fund from the Standard & Poor's/Toronto Stock Exchange Capped Energy Trust Index ("Prior Index") to the Standard & Poor's/Toronto Stock Exchange Capped Energy Index. This change was made in light of the conversion of the income trust constituent holdings of the Prior Index to corporations and the anticipated discontinuation of the Prior Index.
[5]	The investment adviser (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.95% for Class I Shares and 1.20% for Class II Shares until January 31, 2012. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.
[6]	While the Fund commenced operations on September 28, 2007, the Fund began investing consistent with its investment objective on October 1, 2007.